Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Kesselman & Kesselman
Auditor Firm ID	1309
Auditor Location	Tel Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Eco Wave Power Global AB (publ) and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of loss, statements of comprehensive loss, statements of changes in equity and statements of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.